Financial Instruments and Fair Value Measurements - Recurring Measurements (Details5) (USD $) In Thousands	Jun. 30, 2011
Interest rate swaps-liability position	$ (207,929)
Forward freight agreements - asset position	185
Foreign currency forward contracts - asset position	1,091
Total	(206,653)
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Interest rate swaps-liability position	0
Forward freight agreements - asset position	185
Foreign currency forward contracts - asset position	1,091
Total	1,276
Significant Other Observable Inputs (Level 2)
Interest rate swaps-liability position	(207,929)
Forward freight agreements - asset position	0
Foreign currency forward contracts - asset position	0
Total	(207,929)
Unobservable Inputs (Level 3)
Interest rate swaps-liability position	0
Forward freight agreements - asset position	0
Foreign currency forward contracts - asset position	0
Total	$ 0